Related Parties - Changes of Number of Shares Granted (Detail) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related parties details 3 [abstract]
Share granted, beginning	1,183,398	1,500,072
Shares granted on March 4, 2017		100,000
Forfeiture of granted shares due to termination of executive employment	(216,666)	(143,333)
Shares vested and transferred	(116,668)	(273,341)
Share granted, ending	850,064	1,183,398